Income Tax (Details) - Schedule of Effective Income Tax Rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Stock-based compensation expense					1.70%	0.00%
Valuation allowance					3.60%	(21.00%)
Income tax provision	(69.97%)	25.08%	942.11%	74.12%	26.30%	0.00%